Commitments (Capital Commitments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment contracted for	¥ 1,176,168	¥ 585,870